UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     May 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     303341


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADAPTEC                        COM              00651F108     6769   780550 SH        SOLE                  780550        0        0
AGILE SOFTWARE                 COM              00846X105      160    14500 SH        SOLE                   14500        0        0
AGRIBRANDS INTL                COM              00849R105      432     8000 SH        SOLE                    8000        0        0
AMERICAN GENERAL               COM              026351106     7072   184900 SH        SOLE                  184900        0        0
BARNESANDNOBLE COM             COM              067846105       29    23875 SH        SOLE                   23875        0        0
CARDINAL HEALTH INC            COM              14149Y108    22714   234765 SH        SOLE                  234765        0        0
CHEVRON CORP                   COM              166751107      211     2400 SH        SOLE                    2400        0        0
CHRIS-CRAFT INC                COM              170520100      327     5177 SH        SOLE                    5177        0        0
CLOROX CO                      COM              189054109    25353   806125 SH        SOLE                  806125        0        0
CROMPTON CORP                  COM              227116100     6288   561428 SH        SOLE                  561428        0        0
CYPRESS SEMICON 5 5% DUE 00    SUBDEB           232806AF6     8443 10755000 PRIN      SOLE                10755000        0        0
CYPRESS SEMICONDUCTOR          COM              232806109      527    29750 SH        SOLE                   29750        0        0
EFFICIENT NETWORK 5% DUE 05    SUBDEB           282056AB6     1241  1250000 PRIN      SOLE                 1250000        0        0
EXXON MOBIL                    COM              30231G102      296     3648 SH        SOLE                    3648        0        0
FEDERAL HOME LOAN MORT         COM              313400301    33157   511440 SH        SOLE                  511440        0        0
FEDERAL NATIONAL MORT          COM              313586109      303     3800 SH        SOLE                    3800        0        0
GARTNER GROUP                  CLB              366651206     4327   686750 SH        SOLE                  686750        0        0
GARTNER GROUP                  COM              366651107      239    35400 SH        SOLE                   35400        0        0
HEARTPORT INC  7 25% DUE 04    SUBDEB           421969AC0      970  1000000 PRIN      SOLE                 1000000        0        0
I2 TECHNOLOGIES 5 25% DUE 06   SUBDEB           465754AF6     1383  1750000 PRIN      SOLE                 1750000        0        0
KENT ELECTRONICS 4 5% DUE 04   SUBDEB           490553AA2      742   763000 PRIN      SOLE                  763000        0        0
LIZ CLAIBORNE INC              COM              539320101    23805   505950 SH        SOLE                  505950        0        0
MCDONALDS CORP                 COM              580135101     1918    72250 SH        SOLE                   72250        0        0
MICROSOFT CORPORATION          COM              594918104     9084   166100 SH        SOLE                  166100        0        0
NIKE INC CLASS B               CLB              654106103     7455   183850 SH        SOLE                  183850        0        0
PROGRESSIVE CORP               COM              743315103    27567   284050 SH        SOLE                  284050        0        0
QUANTUM HARD DISK              COM              747906303      109    10300 SH        SOLE                   10300        0        0
SAFEWAY                        COM              786514208     7310   132550 SH        SOLE                  132550        0        0
SBC COMMUNICATIONS             COM              78387G103      239     5351 SH        SOLE                    5351        0        0
SEALED AIR CORP                COM              81211K100    18372   551200 SH        SOLE                  551200        0        0
SEALED AIR PREFERRED A         PFDCV            81211K209    14820   402720 SH        SOLE                  402720        0        0
SEQUOIA SOFTWARE CORP          COM              817439102      140    25000 SH        SOLE                   25000        0        0
SJW CORPORATION                COM              784305104      439     5500 SH        SOLE                    5500        0        0
STRYKER CORP                   COM              863667101     6766   129500 SH        SOLE                  129500        0        0
VIACOM INC CLASS B             CLB              925524308    29141   662746 SH        SOLE                  662746        0        0
WELLS FARGO & CO               COM              949746101    35193   711390 SH        SOLE                  711390        0        0


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